Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Number of Shares Held by the Trust

As of December 31, 2020 and 2019, the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2020	2019	2020	2019
Beginning balance	2,249,665	2,278,460	752,847	697,226
Shares acquired by the administrative trust to employees	2,445,983	1,441,838	985,535	456,077
Shares released from administrative trust to employees upon vesting	(1,280,748)	(1,470,633)	(378,224)	(400,456)
Ending balance	3,414,900	2,249,665	1,360,158	752,847